SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2026 USD ($)		Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)		Jun. 30, 2024 JPY (¥)
Cash flows from operating activities
Profit before income tax expenses		$ 519		¥ 84,294	¥ 49,225		¥ 231,602
Adjustments for:
Other payables and accruals		(112)		(18,282)	138,109		24,402
Net cash used in operating activities		(4,067)		(661,500)	(197,484)		142,915
Net cash used in investing activities		8,346		1,357,259	301,458		114,878
Cash flows from financing activities
Proceeds from IPO		3,996		649,837
Proceeds from issuance of ordinary shares		(1,640)		(266,704)
Cash flows from financing activities		(3,625)		(589,453)	(184,680)		(233,204)
Net change in cash and cash equivalents		654		106,306	(80,706)		24,589
Cash and cash equivalents at beginning of period		82		13,348	94,054		69,465
Cash and cash equivalents at end of period		736		119,654	13,348		94,054
Parent [member]
Cash flows from operating activities
Profit before income tax expenses		(311)		(50,495)	(6,079)			[1]
Adjustments for:
Other receivable		27		4,323				[2]
Other payables and accruals		119		19,313	6,079			[2]
Net cash used in operating activities		(165)		(26,859)		[2]		[2]
Net cash used in investing activities			[2]			[2]		[2]
Cash flows from financing activities
Amount due from subsidiary		(2,191)		(356,274)
Proceeds from IPO		3,996		649,837
Proceeds from issuance of ordinary shares		(1,640)		(266,704)
Cash flows from financing activities		165		26,859		[2]		[2]
Net change in cash and cash equivalents			[2]			[2]		[2]
Cash and cash equivalents at beginning of period	[2]
Cash and cash equivalents at end of period			[2]			[2]		[2]

[1]	Less than JPY1,000 or US$1,000
[2]	Less than JPY1,000 or US$1,000